Other disclosures - Summary of transactions and balances with equity accounted units (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Other Disclosures [Line Items]
Dividends from equity accounted units	$ 726	$ 183
Investments in equity accounted units	3,660		$ 3,764
Investment in equity accounted units
Other Disclosures [Line Items]
Purchases from equity accounted units	(543)	(519)
Sales to equity accounted units	205	119
Dividends from equity accounted units	726	183
Net receipts/(funding) from/of equity accounted units	28	$ (14)
Investments in equity accounted units	3,660		3,764
Loans to equity accounted units	0		41
Trade and other receivables: amounts due from equity accounted units	246		251
Trade and other payables: amounts due to equity accounted units	$ (240)		$ (241)